Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.6%)
	Fastenal Co.	30,732	2,099
	Ecolab Inc.	5,266	1,333
	UFP Industries Inc.	9,956	1,211
	Avery Dennison Corp.	4,648	1,031
	Mueller Industries Inc.	11,345	825
	Boise Cascade Co.	4,400	597
	Hawkins Inc.	4,382	555
	Sylvamo Corp.	5,475	433
	Reliance Inc.	1,431	410
	Innospec Inc.	2,484	286
	Olympic Steel Inc.	5,647	227
	Steel Dynamics Inc.	1,882	225
	Olin Corp.	4,909	214
	Orion SA	9,863	184
	Ryerson Holding Corp.	4,184	84
*	Clearwater Paper Corp.	2,476	82
			9,796
Consumer Discretionary (24.3%)
	Target Corp.	48,967	7,522
	NIKE Inc. Class B	89,316	7,442
	Walmart Inc.	85,896	6,634
*	Lululemon Athletica Inc.	23,644	6,135
	TJX Cos. Inc.	50,071	5,872
*	Amazon.com Inc.	24,074	4,297
	Costco Wholesale Corp.	4,749	4,238
	Best Buy Co. Inc.	19,480	1,956
*	Mattel Inc.	83,533	1,585
	Pool Corp.	4,482	1,576
	Dick's Sporting Goods Inc.	6,631	1,571
	eBay Inc.	26,508	1,567
*	Abercrombie & Fitch Co. Class A	10,375	1,531
*	Dollar Tree Inc.	16,723	1,413
*	Expedia Group Inc.	10,156	1,413
	Ralph Lauren Corp.	8,103	1,388
*	Deckers Outdoor Corp.	1,386	1,330
	John Wiley & Sons Inc. Class A	26,249	1,268
*	Crocs Inc.	8,260	1,207
	Electronic Arts Inc.	7,931	1,204
	Estee Lauder Cos. Inc. Class A	11,962	1,096
*	Skechers USA Inc. Class A	15,888	1,088
	American Eagle Outfitters Inc.	51,386	1,058
*	BJ's Wholesale Club Holdings Inc.	12,905	1,032
	Hasbro Inc.	13,965	952
	Build-A-Bear Workshop Inc.	28,331	946
	Macy's Inc.	60,224	938
	Genuine Parts Co.	6,067	869
*	YETI Holdings Inc.	21,388	862
*	Ulta Beauty Inc.	2,423	855
	Tapestry Inc.	19,691	807
	Polaris Inc.	9,359	792
*	Coupang Inc.	34,886	773
*	Grand Canyon Education Inc.	5,326	772
	Steven Madden Ltd.	16,970	765
	BorgWarner Inc. (XNYS)	21,722	740
	PVH Corp.	6,873	678
	Rollins Inc.	13,449	675
	Academy Sports & Outdoors Inc.	12,024	667
*	Sonos Inc.	52,410	641
	Steelcase Inc. Class A	43,559	616

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	Caleres Inc.	13,075	551
	HNI Corp.	9,601	517
*	Chegg Inc.	227,948	492
*	e.l.f. Beauty Inc.	3,281	491
	Interface Inc.	25,793	487
*	G-III Apparel Group Ltd.	17,406	461
	Ross Stores Inc.	2,800	422
*	NVR Inc.	45	413
	Buckle Inc.	9,824	412
*	Stitch Fix Inc. Class A	106,889	404
	LCI Industries	3,399	401
	MillerKnoll Inc.	13,080	385
	New York Times Co. Class A	6,758	371
*	Malibu Boats Inc. Class A	10,110	368
	Monarch Casino & Resort Inc.	4,814	365
	Oxford Industries Inc.	4,131	359
	La-Z-Boy Inc.	8,751	355
	PriceSmart Inc.	3,780	339
	Perdoceo Education Corp.	14,916	335
*	Spotify Technology SA	961	329
*	Arlo Technologies Inc.	26,385	310
	Ethan Allen Interiors Inc.	9,850	310
	Advance Auto Parts Inc.	6,827	309
*	ODP Corp.	10,015	309
*	Thryv Holdings Inc.	16,930	308
*	Rush Street Interactive Inc.	31,938	299
*	Under Armour Inc. Class A	37,948	292
*	Genesco Inc.	9,277	280
*	National Vision Holdings Inc.	25,194	266
	Murphy USA Inc.	466	242
*	TripAdvisor Inc.	14,477	210
	Haverty Furniture Cos. Inc.	7,547	207
	Cricut Inc. Class A	34,258	198
	Acushnet Holdings Corp.	2,436	163
*	MasterCraft Boat Holdings Inc.	8,298	154
	Movado Group Inc.	5,852	140
	Scholastic Corp.	4,380	140
*	Udemy Inc.	16,403	139
	Upbound Group Inc.	3,744	125
	Booking Holdings Inc.	28	109
	SharkNinja Inc.	1,001	96
*	Duolingo Inc.	428	91
*	GoPro Inc. Class A	58,150	74
*	Liquidity Services Inc.	3,291	72
	Newell Brands Inc.	9,914	70
*	Coursera Inc.	8,672	70
*	Destination XL Group Inc.	24,803	68
			92,079
Consumer Staples (5.3%)
	PepsiCo Inc.	27,075	4,681
	Flowers Foods Inc.	94,416	2,194
	Kroger Co.	32,054	1,706
	Kenvue Inc.	64,537	1,417
	Coca-Cola Consolidated Inc.	978	1,313
	Procter & Gamble Co.	5,271	904
	WD-40 Co.	3,099	814
	Casey's General Stores Inc.	1,977	716
	Nu Skin Enterprises Inc. Class A	79,732	712
	National Beverage Corp.	13,136	593
	Cencora Inc.	2,438	584
*	Boston Beer Co. Inc. Class A	2,094	569
	John B Sanfilippo & Son Inc.	5,419	514
	Coca-Cola Co.	6,828	495
	Primo Water Corp.	17,899	396
	Hershey Co.	2,031	392
	Lancaster Colony Corp.	2,219	379
*	Performance Food Group Co.	4,920	367
*	Vita Coco Co. Inc.	12,795	334
*	Honest Co. Inc.	49,057	229

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	SpartanNash Co.	9,475	209
*	Vital Farms Inc.	5,947	187
*	USANA Health Sciences Inc.	3,835	157
	ACCO Brands Corp.	17,188	94
			19,956
Energy (2.1%)
	EOG Resources Inc.	13,077	1,685
	Texas Pacific Land Corp.	1,392	1,210
	Weatherford International plc	10,231	1,074
	Marathon Petroleum Corp.	4,736	839
	Cactus Inc. Class A	9,198	547
*	MRC Global Inc.	32,367	426
	CONSOL Energy Inc.	4,077	417
	SM Energy Co.	8,422	384
	VAALCO Energy Inc.	58,877	383
*	Enphase Energy Inc.	2,701	327
	Select Water Solutions Inc.	18,686	215
	Alpha Metallurgical Resources Inc.	647	155
*	Oceaneering International Inc.	4,661	126
	SunCoke Energy Inc.	12,059	108
	Solaris Oilfield Infrastructure Inc. Class A	7,111	90
*	TETRA Technologies Inc.	27,487	87
			8,073
Financials (12.8%)
	Equitable Holdings Inc.	57,584	2,448
	Ameriprise Financial Inc.	4,846	2,178
	State Street Corp.	24,098	2,099
	American International Group Inc.	26,608	2,050
	Aflac Inc.	17,700	1,953
	First BanCorp (XNYS)	90,668	1,938
	Primerica Inc.	7,316	1,926
	SLM Corp.	82,620	1,823
	Popular Inc.	15,884	1,628
*	Axos Financial Inc.	23,422	1,626
	CNO Financial Group Inc.	44,545	1,555
	Pathward Financial Inc.	21,888	1,506
*	Bancorp Inc.	27,492	1,441
	OFG Bancorp	30,006	1,380
	WSFS Financial Corp.	24,484	1,340
	Northern Trust Corp.	14,540	1,326
	Zions Bancorp NA	26,710	1,324
	Globe Life Inc.	12,442	1,307
	Jackson Financial Inc. Class A	12,649	1,138
	Bank of NT Butterfield & Son Ltd.	27,974	1,070
	Citizens Financial Group Inc.	21,348	919
	Voya Financial Inc.	10,839	768
	PJT Partners Inc. Class A	5,775	713
*	NMI Holdings Inc.	16,581	681
*	Palomar Holdings Inc.	6,571	652
	BOK Financial Corp.	5,496	577
	City Holding Co.	4,714	560
	Aon plc Class A (XNYS)	1,542	530
	Independent Bank Corp. (XNGS)	8,243	522
	Westamerica BanCorp	9,956	516
	XP Inc. Class A	27,663	509
*	Customers Bancorp Inc.	9,696	502
	Central Pacific Financial Corp.	16,488	454
	Cathay General Bancorp	9,950	438
*	Brighthouse Financial Inc.	9,361	430
	Universal Insurance Holdings Inc.	19,192	410
	1st Source Corp.	6,613	406
	MGIC Investment Corp.	15,046	383
	Community Financial System Inc.	6,229	381
	Bank of New York Mellon Corp.	5,193	354
	Berkshire Hills Bancorp Inc.	12,840	354
	Broadridge Financial Solutions Inc.	1,632	347
	CVB Financial Corp.	18,594	342
*	Texas Capital Bancshares Inc.	4,858	327
	SEI Investments Co.	4,387	297

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	1,334	282
	Amalgamated Financial Corp.	8,550	282
	Moody's Corp.	558	272
	Radian Group Inc.	7,438	269
	Fulton Financial Corp.	12,795	248
	Artisan Partners Asset Management Inc. Class A	5,158	215
	Diamond Hill Investment Group Inc.	1,294	204
	Southside Bancshares Inc.	5,679	194
	Fidelis Insurance Holdings Ltd.	9,970	185
	AMERISAFE Inc.	3,556	178
	Merchants Bancorp	3,841	176
	Hanmi Financial Corp.	5,890	117
	Lakeland Financial Corp.	1,494	102
	Kearny Financial Corp.	12,017	82
	Eagle Bancorp Inc.	3,669	80
	TriCo Bancshares	1,709	78
	Preferred Bank	905	75
	Burford Capital Ltd.	5,476	74
			48,541
Health Care (11.6%)
	Gilead Sciences Inc.	101,146	7,990
*	IDEXX Laboratories Inc.	14,142	6,807
	Merck & Co. Inc.	48,611	5,758
	Johnson & Johnson	29,998	4,975
	Eli Lilly & Co.	2,240	2,150
*	Alkermes plc	57,805	1,644
*	Lantheus Holdings Inc.	13,412	1,428
	Chemed Corp.	1,977	1,159
*	Medpace Holdings Inc.	2,647	940
	Agilent Technologies Inc.	6,064	867
*	United Therapeutics Corp.	2,341	851
	AbbVie Inc.	4,260	836
*	CorVel Corp.	2,332	748
	Dentsply Sirona Inc.	26,330	666
*	Illumina Inc.	4,969	653
	ResMed Inc.	2,589	634
*	Molina Healthcare Inc.	1,632	571
*	Penumbra Inc.	2,555	517
*	Teladoc Health Inc.	68,560	492
*	10X Genomics Inc. Class A	19,989	467
*	Solventum Corp.	6,313	405
*	Supernus Pharmaceuticals Inc.	10,148	357
*	ACADIA Pharmaceuticals Inc.	19,683	326
*	Pacira BioSciences Inc.	18,873	294
*	ANI Pharmaceuticals Inc.	4,404	281
*	CareDx Inc.	8,742	269
*	Myriad Genetics Inc.	8,815	250
*	Hologic Inc.	3,052	248
*	OraSure Technologies Inc.	44,880	201
	Patterson Cos. Inc.	8,446	190
	Bruker Corp.	2,725	183
*	Align Technology Inc.	732	174
*	Haemonetics Corp.	2,146	162
*	Catalyst Pharmaceuticals Inc.	7,594	154
*	Organogenesis Holdings Inc.	37,175	107
*	Inogen Inc.	7,842	96
*	Incyte Corp.	1,404	92
*	Tactile Systems Technology Inc.	6,485	89
*	AngioDynamics Inc.	9,745	73
			44,104
Industrials (21.2%)
	3M Co.	61,324	8,260
	American Express Co.	20,167	5,216
	Cintas Corp.	6,243	5,026
	CH Robinson Worldwide Inc.	26,248	2,717
	Paychex Inc.	18,669	2,449
	Acuity Brands Inc.	7,676	1,955
	Landstar System Inc.	10,512	1,919
	MSC Industrial Direct Co. Inc. Class A	22,588	1,858

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	RPM International Inc.	15,516	1,804
	Donaldson Co. Inc.	24,023	1,747
	Robert Half Inc.	26,250	1,645
	Bread Financial Holdings Inc.	27,222	1,584
*	Builders FirstSource Inc.	9,051	1,575
	Caterpillar Inc.	3,641	1,297
	Automatic Data Processing Inc.	4,683	1,292
	Simpson Manufacturing Co. Inc.	6,897	1,263
	Rockwell Automation Inc.	4,482	1,219
	MSA Safety Inc.	6,454	1,179
	Synchrony Financial	22,784	1,145
*	Core & Main Inc. Class A	23,543	1,131
	Valmont Industries Inc.	3,913	1,118
	Apogee Enterprises Inc.	15,545	1,038
	A O Smith Corp.	12,369	1,036
*	Limbach Holdings Inc.	14,860	960
*	Blue Bird Corp.	18,523	948
	Lincoln Electric Holdings Inc.	4,636	898
	Applied Industrial Technologies Inc.	4,227	867
	Toro Co.	9,144	847
	Crane Co.	5,298	839
	Kforce Inc.	12,764	837
	Advanced Drainage Systems Inc.	5,154	808
	Louisiana-Pacific Corp.	8,097	786
	Expeditors International of Washington Inc.	6,356	784
*	Trex Co. Inc.	12,149	774
	PPG Industries Inc.	5,835	757
	TriNet Group Inc.	7,344	755
	WW Grainger Inc.	755	744
*	IES Holdings Inc.	3,721	694
	Barrett Business Services Inc.	18,660	681
	Enerpac Tool Group Corp.	16,165	667
	Jack Henry & Associates Inc.	3,719	644
*	Legalzoom.com Inc.	94,480	637
	CSW Industrials Inc.	1,882	635
	Insperity Inc.	6,701	630
	Mastercard Inc. Class A	1,279	618
*	Masterbrand Inc.	37,601	603
*	Teekay Corp.	72,366	601
	Watts Water Technologies Inc. Class A	2,915	573
*	BlueLinx Holdings Inc.	5,656	569
*	GMS Inc.	6,138	533
	Franklin Electric Co. Inc.	5,069	526
	Ferguson Enterprises Inc.	2,507	516
	Cummins Inc.	1,536	481
*	Franklin Covey Co.	11,290	455
	Bel Fuse Inc. Class B	6,370	432
	Comfort Systems USA Inc.	1,174	415
	ManpowerGroup Inc.	5,576	412
	Kadant Inc.	1,236	397
*	Donnelley Financial Solutions Inc.	5,769	385
	Old Dominion Freight Line Inc.	1,968	379
*	Cross Country Healthcare Inc.	25,323	378
	WESCO International Inc.	2,241	371
*	Sterling Infrastructure Inc.	2,980	356
	Carlisle Cos. Inc.	811	344
	Cadre Holdings Inc.	8,825	320
	Graco Inc.	3,655	305
	Ardmore Shipping Corp.	16,081	304
*	Proto Labs Inc.	9,564	292
	EMCOR Group Inc.	713	280
	Badger Meter Inc.	1,334	276
	Napco Security Technologies Inc.	5,622	261
*	AeroVironment Inc.	1,271	259
	LSI Industries Inc.	14,082	224
	CRA International Inc.	1,316	222
	Powell Industries Inc.	1,155	193
	REV Group Inc.	5,662	180
	Teekay Tankers Ltd. Class A	3,080	175
*	TopBuild Corp.	414	163

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	Standex International Corp.	887	158
	Snap-on Inc.	546	155
	Hyster-Yale Inc.	2,371	149
	Myers Industries Inc.	9,766	149
*	ExlService Holdings Inc.	3,885	142
	Mesa Laboratories Inc.	913	122
*	Beacon Roofing Supply Inc.	1,290	117
*	Generac Holdings Inc.	740	116
*	Target Hospitality Corp.	10,976	106
	Tennant Co.	1,082	106
	Kelly Services Inc. Class A	4,845	102
	Crane NXT Co.	1,742	102
	Resources Connection Inc.	9,318	97
	Fortune Brands Innovations Inc.	1,209	96
*	TrueBlue Inc.	9,353	75
	Douglas Dynamics Inc.	2,656	74
*	AZEK Co. Inc.	1,744	74
	Atkore Inc.	773	72
			80,475
Technology (19.2%)
	Apple Inc.	34,733	7,954
	QUALCOMM Inc.	44,180	7,745
	KLA Corp.	8,412	6,893
*	Adobe Inc.	11,292	6,486
	Lam Research Corp.	7,246	5,949
	NVIDIA Corp.	44,187	5,275
*	CommVault Systems Inc.	12,633	1,963
	NetApp Inc.	15,948	1,925
	Applied Materials Inc.	9,591	1,892
	Meta Platforms Inc. Class A	3,336	1,739
*	Teradata Corp.	49,329	1,393
*	Gartner Inc.	2,714	1,335
	Vertiv Holdings Co. Class A	15,690	1,303
	Monolithic Power Systems Inc.	1,389	1,298
*	Qualys Inc.	9,899	1,239
*	Manhattan Associates Inc.	4,638	1,226
*	Kyndryl Holdings Inc.	47,413	1,123
*	Cadence Design Systems Inc.	4,048	1,089
*	Autodesk Inc.	4,185	1,081
*	DocuSign Inc.	16,934	1,003
*	Cirrus Logic Inc.	6,684	974
*	Appfolio Inc. Class A	4,001	928
	Clear Secure Inc. Class A	26,085	793
*	Smartsheet Inc. Class A	14,891	727
*	Photronics Inc.	24,750	640
*	Pure Storage Inc. Class A	12,447	638
	Alphabet Inc. Class A	3,811	623
	Pegasystems Inc.	7,959	564
	Hackett Group Inc.	21,087	559
*	F5 Inc.	2,617	532
*	Yelp Inc.	14,597	510
	CSG Systems International Inc.	9,735	472
	A10 Networks Inc.	34,044	469
*	Gitlab Inc. Class A	9,881	468
	Jabil Inc.	3,976	434
*	Pinterest Inc. Class A	12,693	407
	Teradyne Inc.	2,938	402
	CDW Corp.	1,491	336
*	Lattice Semiconductor Corp.	6,434	305
*	EverQuote Inc. Class A	11,892	294
	PC Connection Inc.	3,853	282
*	Cargurus Inc.	9,707	281
*	Daktronics Inc.	19,366	280
*	DXC Technology Co.	13,449	278
*	Yext Inc.	40,015	204
	CTS Corp.	3,682	181
*	Synopsys Inc.	133	69
			72,561

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
Telecommunications (0.6%)
*	Extreme Networks Inc.	44,495	701
*	Roku Inc.	10,200	691
	IDT Corp. Class B	14,274	548
*	Xperi Inc.	29,585	261
			2,201
Total Common Stocks (Cost $316,428)			377,786
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.373% (Cost $3)	26	2
Total Investments (99.7%) (Cost $316,431)			377,788
Other Assets and Liabilities—Net (0.3%)			1,029
Net Assets (100%)			378,817
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	1	283	9
Micro E-mini S&P 500 Index	September 2024	12	340	7
				16
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.